Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Loan from the banks, maturity date after refinancing	[1]	Dec. 31, 2021
Loan principle prepaid	[1]	¥ 6,000
Loan from the banks	[1]	¥ 354,000	¥ 360,000
Loan from the banks, floating interest rate	[1]	0.08%	0.07%
Unused line of credit		¥ 0

[1]	Canon has the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥6,000 million of the loan with cash flows generated during the year ended December 31, 2019. The outstanding loans under the credit facilities are ¥354,000 million at a floating interest of 0.08% and Canon has no unused credit facilities as of December 31, 2019.